Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay versus Performance

As required by Item 402(v) of Regulation S-K, the following provides information about the relationship between executive compensation “actually paid” and certain financial performance of the Company. Compensation "actually paid” (CAP) is calculated in accordance with SEC rules and does not reflect the actual amount of compensation earned or paid during the applicable year. For information concerning the Company’s pay for performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the “Compensation Discussion and Analysis.”

The following table reports the (i) total compensation for the Company’s principal executive officer (“PEO”) and, on average, for the other NEOs for the past three fiscal years as shown in the Summary Compensation Table, (ii) the CAP for the PEO and, on average, for the other NEOs, (iii) the Company’s total shareholder return (“TSR”) and the TSR of the selected peer group (the S&P US SmallCap Banks Index) over a three-year period, (iv) the Company’s net income, and (v) core earnings per share, defined as net income per diluted share less the impact of fair value and merger related adjustments and earnings associated with PPP, which represents the Company’s selected measure for aligning performance and compensation.

					Value of Initial Fixed $100 Investment on: 12/31/2019
Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (2)	Average Summary Compensation Table Total For Non-PEO NEOs ($) (1)	Average Compensation Actually Paid to Non-PEO NEOs ($) (2)	Total Shareholder Return ($) (3)	Peer Group Total Shareholder Return ($) (4)	Net Income (in millions) ($)	Core EPS ($) (5)
2022	1,082,098	1,077,764	523,305	520,550	103.51	107.95	34.43	3.17
2021	1,002,451	1,123,925	468,054	513,444	102.34	119.79	43.53	3.00
2020	754,799	579,539	398,606	354,370	68.98	89.23	30.05	2.10

(1)

The Company’s PEO is Mr. Jeffery V. Haley, who has served as Chief Executive Officer for all three years covered in the table. For 2020 and 2021, the Non-PEO NEOs were Mr. H. Gregg Strader, Mr. Jeffery W. Farrar, Mr. Edward C. Martin, and Mr. John H. Settle Jr. For 2022, the Non-PEO NEOs were Ms. Joyce, Mr. Farrar, Mr. Martin, and Mr. Jung. The dollar amounts reported are total compensation in the Summary Compensation Table for the PEO and the average for Non-PEO NEOs for each reported fiscal year.

(2)

The dollar amounts reported represent CAP for the PEO and the average for Non-CEO PEOs for each reported year. The dollar amounts do not reflect actual amounts of compensation paid or earned during the covered year, but reflect the Summary Compensation Table total compensation amounts as adjusted in each covered year for (i) the year-end fair values of unvested equity awards granted in the current year, (ii) the year-over-year difference of year-end fair values for unvested awards granted in prior years, (iii) the fair values at vest date for awards granted and vested in the current year, (iv) the difference between prior year-end fair values and vest date fair values for awards granted in prior years, (v) the value of dividends or dividend equivalents no otherwise included in compensation, and (vi) the year-over-year increase in fair value of accumulated pension benefits. These calculations are shown in further detail in the tables below.

(3)

Reflects the cumulative TSR of the Company’s common stock over the three-year period. The reporting is based on a theoretical $100 invested on the last day of 2019 and valued as of the last trading day of 2022, 2021, and 2020, assuming reinvestment of dividends.

(4)

Reflects the cumulative TSR of the S&P SmallCap Banking Index. The S&P SmallCap Banking Index is the peer group used by the Company for purposes of Item 201(e) of Regulation S-K in our Annual Report on Form 10K for the year ended December 31, 2022.

(5)

Core EPS is a measure not calculated in accordance with U.S. generally accepted accounting principles (“GAAP”). See Appendix A for further information regarding the non-GAAP measures used in this proxy statement.

PEO Total Compensation Amount	$ 1,082,098	$ 1,002,451	$ 754,799
PEO Actually Paid Compensation Amount	$ 1,077,764	1,123,925	579,539
Adjustment To PEO Compensation, Footnote [Text Block]

To calculate CAP for the PEO in the table above according to SEC reporting rules, the following adjustments were made to total compensation as reported in the Summary Compensation Table for each covered year.

	2022	2021	2020
Total Compensation from Summary Compensation Table	$1,082,098	$1,002,451	$754,799

Adjustments from Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(187,522)	(122,027)	(120,026)

Year-end fair value of unvested awards granted in the current year	181,954	169,834	88,241
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(15,114)	72,746	(80,145)
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	1,631	921	(10,305)
Dividends or dividend equivalents not otherwise included in total compensation	14,717	-	-

Total Adjustments for Equity Awards	(4,334)	121,474	(122,235)

Adjustment for change in present value of accumulated pension benefit	-	-	(53,025)

Compensation Actually Paid (as calculated)	$1,077,764	$1,123,925	$579,539

Non-PEO NEO Average Total Compensation Amount	$ 523,305	468,054	398,606
Non-PEO NEO Average Compensation Actually Paid Amount	$ 520,550	513,444	354,370
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

To calculate CAP for the Non-PEO NEOs according to SEC reporting rules, the following adjustments were made to total compensation as reported in the Summary Compensation Table for each covered year.

	2022	2021	2020
Total Compensation from Summary Compensation Table	$523,305	$468,054	$398,606

Adjustments from Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(44,188)	(33,755)	(55,326)

Year-end fair value of unvested awards granted in the current year	42,876	46,167	45,297
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(1,905)	30,253	(31,088)
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	462	2,725	(3,119)
Dividends or dividend equivalents not otherwise included in total compensation	-	-	-

Total Adjustments for Equity Awards	(2,755)	45,390	(44,236)

Compensation Actually Paid (as calculated)	$520,550	$513,444	$354,370

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

In accordance with SEC reporting rules, the tables below overlay the following performance results with CAP:

●	Company and peer group TSR versus CAP for the PEO and average for other NEOs for each covered year
●	Company net income versus CAP for the PEO and average for other NEOs for each covered year
●	Company Core EPS versus CAP for the PEO and average for other NEOs for each covered year

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

The following table identifies the most important financial measures used by the Human Resources & Compensation Committee to link CAP for the PEO and other NEOs in 2022, calculated in accordance with SEC regulations, to Company performance. Core EPS was used in determining payouts under the Company’s annual incentive program discussed in the Compensation Discussion and Analysis.

●	Core EPS (Company Selected Measure)
●	GAAP Diluted Earnings Per Share
●	Return on Tangible Common Equity

Total Shareholder Return Amount	$ 103.51	102.34	68.98
Peer Group Total Shareholder Return Amount	107.95	119.79	89.23
Net Income (Loss)	$ 34,430,000	$ 43,530,000	$ 30,050,000.00
Company Selected Measure Amount	3.17	3.00	2.10
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Core EPS
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	GAAP Diluted Earnings Per Share
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Return on Tangible Common Equity
PEO Adjustment for grant date values in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (187,522)	$ (122,027)	$ (120,026)
PEO Year-end fair value of unvested awards granted in the current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	181,954	169,834	88,241
PEO Year-over-year difference of year-end fair values for unvested awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(15,114)	72,746	(80,145)
PEO Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,631	921	(10,305)
PEO Dividends or dividend equivalents not otherwise included in total compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	14,717	0	0
PEO Total Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,334)	121,474	(122,235)
PEO Adjustment for change in present value of accumulated pension benefit [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(53,025)
NEO Adjustment for grant date values in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(44,188)	(33,755)	(55,326)
NEO Year-end fair value of unvested awards granted in the current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	42,876	46,167	45,297
NEO Year-over-year difference of year-end fair values for unvested awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,905)	30,253	(31,088)
NEO Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	462	2,725	(3,119)
NEO Dividends or dividend equivalents not otherwise included in total compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
NEO Total Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,755)	$ 45,390	$ (44,236)